Total Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
The following table presents our total debt outstanding at December 31, 2012 and 2011 (in thousands):

	As of December 31,
	2012	2011
Total long-term debt:
$375 million revolving credit facility	$—	$125,000
Swing line of credit	—	2,563
Total long-term debt	—	127,563
Current maturities of long-term debt:	—	—
$375 million revolving credit facility	205,000	—
Swing line of credit	4,728	—
Current maturities of long-term debt	209,728	—
Total debt	$209,728	$127,563

Schedule of Maturities of Long-term Debt [Table Text Block]	Future aggregate maturities of total debt are as follows (in thousands):

Year Ended December 31,
2013	$209,728
2014	—
2015	—
2016	—
Thereafter	—
Total	$209,728